UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.6%
Honeywell International	250,000	$20,745,000

AUTOMOBILES — 3.5%
Ford Motor	1,650,000	27,852,000

CHEMICALS — 4.9%
Air Products & Chemicals	175,000	19,012,000
Dow Chemical	580,000	20,323,200

		39,335,200

COMMERCIAL BANKS — 2.5%
Regions Financial	1,962,000	19,639,620

COMMUNICATION & MEDIA — 2.6%
Comcast, Cl A	460,000	20,736,800

COMPUTER SOFTWARE — 2.7%
Symantec	815,000	21,744,200

CONSTRUCTION & ENGINEERING — 2.3%
KBR	591,945	18,516,040

CONSUMER FINANCE — 2.6%
Capital One Financial	303,000	20,913,060

ELECTRICAL EQUIPMENT — 2.4%
Rockwell Automation	195,000	18,885,750

ELECTRONICS EQUIPMENT — 2.4%
Flextronics International Ltd. *	2,250,000	19,485,000

ENERGY EQUIPMENT & SERVICES — 7.2%
Halliburton	465,000	21,013,350
National Oilwell Varco	290,000	20,349,300
Superior Energy Services *	625,000	16,012,500

		57,375,150

ENTERTAINMENT — 2.5%
Activision Blizzard	1,115,250	20,052,195

FOOD & STAPLES RETAILING — 2.3%
CVS Caremark	300,000	18,447,000

HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Abbott Laboratories	530,000	19,413,900
Baxter International	290,000	21,181,600

		40,595,500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE PROVIDER & SERVICES — 5.2%
Aetna	300,000	$19,251,000
Express Scripts Holding *	335,000	21,959,250

		41,210,250

HOTELS RESTAURANTS & LEISURE — 5.1%
Carnival, Cl A	575,000	21,292,250
Darden Restaurants	400,000	19,620,000

		40,912,250

HOUSEHOLD PRODUCTS — 2.5%
Procter & Gamble	250,000	20,075,000

INSURANCE — 9.8%
ACE Ltd.	225,000	20,560,500
MetLife	425,000	20,578,500
Prudential Financial	259,000	20,453,230
Willis Group Holdings	395,000	16,906,000

		78,498,230

INTERNET SOFTWARE & SERVICES — 3.8%
Google, Cl A *	34,000	30,178,400

MACHINERY — 2.6%
Stanley Black & Decker	250,000	21,155,000

MULTI-LINE RETAIL — 2.2%
Target	250,000	17,812,500

OIL, GAS & CONSUMABLE FUELS — 7.8%
Devon Energy	111,000	6,106,110
Occidental Petroleum	300,000	26,715,000
Valero Energy	825,000	29,510,250

		62,331,360

PHARMACEUTICALS — 6.0%
Merck	590,000	28,420,300
Novartis ADR	275,000	19,692,750

		48,113,050

ROAD & RAIL — 2.1%
Norfolk Southern	225,000	16,461,000

SEMI-CONDUCTORS & INSTRUMENTS — 2.1%
ON Semiconductor *	2,000,000	16,480,000

TELECOMMUNICATION SERVICES — 2.6%
Vodafone Group ADR	700,000	20,965,000

TOTAL COMMON STOCK (Cost $582,381,439)		778,514,555

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 0.7%

	Shares	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $5,067,717)	5,067,717	$5,067,717

TOTAL INVESTMENTS — 98.1% (Cost $587,449,156) †		$783,582,272

Percentages are based on Net Assets of $799,055,364.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2013, all of the Fund’s investments were considered Level 1

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $587,449,156, and the unrealized appreciation and depreciation were $196,500,870 and $(367,754), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%
	Shares	Value

BRAZIL — 1.8%
Itau Unibanco Holding ADR	62,150	$792,413

CANADA — 3.9%
Bombardier	183,000	882,914
Suncor Energy	28,200	891,966

		1,774,880

FRANCE — 14.7%
Accor	25,000	941,442
Alstom	22,800	769,587
AXA	41,100	904,571
Capital Gemini	25,000	1,366,021
Eutelsat Communications	32,000	892,949
LVMH Moet Hennessy Louis Vuitton	5,200	943,540
Technip	7,800	859,129

		6,677,239

GERMANY — 11.1%
Daimler	19,300	1,338,263
Deutsche Boerse	13,000	917,992
GEA Group	22,800	938,975
Infineon Technologies	92,600	815,706
SAP ADR	12,000	874,680
Software	5,200	157,913

		5,043,529

IRELAND — 2.1%
Shire ADR	8,800	962,280

ISRAEL — 2.1%
Check Point Software Technologies	16,600	934,746

JAPAN — 22.6%
Asahi Kasei	126,900	801,229
Kao ADR	27,800	890,990
Komatsu	46,000	1,023,314
Mitsubishi Estate	31,900	807,919
Mitsui	62,800	839,632
Nidec	11,400	927,253
Nippon Telegraph & Telephone ADR	32,100	808,278
Secom	15,200	834,528
Sony Financial Holdings	49,900	816,827
Suntory Beverage & Food *	24,700	866,402
Tokyo Electron Ltd.	18,000	817,142
TOTO	80,300	817,247

		10,250,761

MEXICO — 2.0%
America Movil ADR, Ser L	42,700	895,846

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NETHERLANDS — 5.9%
European Aeronautic Defence and Space	16,000	$953,605
Heineken	11,800	827,300
Koninklijke DSM	12,500	876,378

		2,657,283

SINGAPORE — 1.9%
DBS Group Holdings Ltd.	66,000	865,183

SPAIN — 4.1%
Banco Bilbao Vizcaya Argentaria ADR	103,155	974,815
Repsol ADR	37,500	893,250

		1,868,065

SWITZERLAND — 6.8%
Julius Baer Group	20,965	948,575
Novartis ADR	12,300	880,803
Roche Holding	5,000	1,226,928

		3,056,306

UNITED KINGDOM — 9.6%
Barclays	186,000	811,834
ICAP	150,000	925,092
TESCO	154,000	857,540
Vodafone Group ADR	30,000	898,500
WPP	47,500	852,625

		4,345,591

UNITED STATES — 3.9%
Coca-Cola Enterprises	22,800	855,912
Schlumberger Ltd.	11,100	902,763

		1,758,675

TOTAL COMMON STOCK (Cost $35,058,757)		41,882,797

PREFERRED STOCK — 2.1%
GERMANY — 2.1%
Porsche Automobil Holding (Cost $711,495)	10,900	926,883

SHORT-TERM INVESTMENT (A) — 4.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $2,096,507)	2,096,507	2,096,507

TOTAL INVESTMENTS — 99.2% (Cost $37,866,759) †		$44,906,187

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2013 (Unaudited)

Percentages are based on Net Assets of $45,289,271.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser —  Series

As of July 31, 2013, all of the Fund’s investments were considered Level 1.

For the period ended July 31, 2013, there were no transfers between level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $37,866,759, and the unrealized appreciation and depreciation were $7,459,580 and $(420,152), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.2%
Exelis	1,921,000	$28,392,380

CHEMICALS — 4.2%
Cabot	658,000	26,991,160
Scotts Miracle-Gro, Cl A	533,000	26,783,250

		53,774,410

COMMERCIAL BANKS — 8.5%
Cathay General Bancorp	1,215,000	28,868,400
First Niagara Financial Group	2,574,000	27,516,060
TCF Financial	1,769,000	26,959,560
Umpqua Holdings	1,526,000	25,697,840

		109,041,860

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries	781,000	20,227,900
Brink’s	746,600	19,956,618

		40,184,518

COMMUNICATIONS EQUIPMENT — 3.9%
Finisar *	1,423,000	27,506,590
JDS Uniphase *	1,513,000	22,195,710

		49,702,300

COMPUTERS & PERIPHERALS — 2.1%
Diebold	828,000	27,042,480

CONSTRUCTION & ENGINEERING — 1.9%
Foster Wheeler *	1,120,000	24,012,800

CONSUMER FINANCE — 4.1%
AerCap Holdings *	1,532,000	26,840,640
Air Lease, Cl A	957,000	26,681,160

		53,521,800

DIVERSIFIED CONSUMER SERVICES — 2.3%
Sotheby’s	657,000	29,565,000

ELECTRICAL EQUIPMENT — 1.4%
Regal-Beloit	274,160	17,732,669

ELECTRONIC EQUIPMENT & INSTRUMENTS — 2.1%
Bruker *	1,515,000	27,148,800

ENERGY EQUIPMENT & SERVICES — 5.0%
C&J Energy Services *	1,218,000	23,568,300
Key Energy Services *	3,335,000	21,143,900
McDermott International *	2,369,000	20,491,850

		65,204,050

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FOOD PRODUCTS — 5.8%
Darling International *	1,345,000	$27,303,500
Fresh Del Monte Produce	705,000	19,803,450
TreeHouse Foods *	396,000	28,112,040

		75,218,990

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Integra LifeSciences Holdings *	528,000	20,797,920

HEALTH CARE PROVIDER & SERVICES — 6.4%
Health Net *	814,000	24,965,380
Magellan Health Services *	489,000	27,946,350
WellCare Health Plans *	482,000	29,416,460

		82,328,190

HEALTH CARE TECHNOLOGY — 1.5%
Quality Systems	871,000	19,919,770

HOTELS RESTAURANTS & LEISURE — 1.9%
SeaWorld Entertainment	664,000	24,348,880

HOUSEHOLD DURABLES — 2.2%
Harman International Industries	477,000	28,872,810

INSURANCE — 3.1%
Aspen Insurance Holdings Ltd.	320,900	12,030,541
Hanover Insurance Group	525,000	28,260,750

		40,291,291

MACHINERY — 3.8%
Crane	430,000	26,187,000
Harsco	870,000	22,411,200

		48,598,200

MEDICAL PRODUCTS & SERVICES — 1.0%
Haemonetics *	296,312	12,510,293

METALS & MINING — 1.9%
Carpenter Technology	482,000	25,198,960

OIL & GAS — 2.0%
Western Refining	838,000	25,248,940

OIL, GAS & CONSUMABLE FUELS — 1.5%
Approach Resources *	711,000	18,834,390

PRINTING & PUBLISHING — 0.5%
Scholastic	193,775	5,910,137

PROFESSIONAL SERVICES — 1.6%
Korn/Ferry International *	1,045,000	20,408,850

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SEMI-CONDUCTORS & INSTRUMENTS — 7.6%
Atmel *	3,501,000	$27,657,900
Lattice Semiconductor *	3,832,000	19,773,120
Microsemi *	1,081,000	26,657,460
Teradyne *	1,492,500	24,611,325

		98,699,805

SOFTWARE — 2.2%
PTC *	1,051,000	28,461,080

SPECIALTY RETAIL — 5.5%
Aeropostale *	1,457,000	22,044,410
ANN *	827,000	28,027,030
Finish Line, Cl A	895,000	19,922,700
Group 1 Automotive	17,905	1,303,305

		71,297,445

WASTE MANAGEMENT SERVICES — 1.9%
Tetra Tech *	1,055,000	24,898,000

TOTAL COMMON STOCK (Cost $989,300,220)		1,197,167,018

SHORT-TERM INVESTMENT (A) — 7.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $95,749,137)	95,749,137	95,749,137

TOTAL INVESTMENTS — 100.2% (Cost $1,085,049,357) †		$1,292,916,155

Percentages are based on Net Assets of $1,289,783,698.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

Ltd. — Limited

As of July 31, 2013, all of the Fund’s investments were considered Level 1.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,085,049,357, and the unrealized appreciation and depreciation were $225,006,698 and $(17,139,900), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.1%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 4.9%
Bombardier, Cl B	1,400,000	$6,754,535

AUTOMOTIVE — 4.5%
Daimler	90,000	6,240,606

CHEMICALS — 3.0%
Dow Chemical	120,000	4,204,800

COMMUNICATION & MEDIA — 4.1%
Eutelsat Communications	200,000	5,580,932

COMPUTER SOFTWARE — 4.3%
Software	18,600	564,841
Symantec	200,000	5,336,000

		5,900,841

CONSTRUCTION & ENGINEERING — 4.0%
KBR	176,695	5,527,019

CONSUMER FINANCE — 5.1%
AerCap Holdings *	400,000	7,008,000

ELECTRICAL EQUIPMENT — 2.9%
Nidec ADR	200,000	4,056,000

ELECTRONICS EQUIPMENT — 3.1%
Flextronics International Ltd. *	500,000	4,330,000

ENERGY EQUIPMENT & SERVICES — 9.3%
Halliburton	100,000	4,519,000
Key Energy Services	500,000	3,170,000
Superior Energy Services	200,000	5,124,000

		12,813,000

ENTERTAINMENT — 2.8%
Activision Blizzard	212,265	3,816,525

HEALTH CARE PROVIDER & SERVICES — 3.2%
Aetna	70,000	4,491,900

HOTELS & LODGING — 2.7%
Accor	100,000	3,765,769

HOUSEHOLD DURABLES — 6.1%
Harman International Industries	140,000	8,474,200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares/Contracts	Value

INTERNET SOFTWARE & SERVICES — 5.1%
Google, Cl A *	8,000	$7,100,800

MULTI-LINE RETAIL — 3.1%
Target	60,000	4,275,000

OIL, GAS & CONSUMABLE FUELS — 6.4%
Occidental Petroleum	35,000	3,116,750
Repsol	51,315	1,225,809
Valero Energy	125,000	4,471,250

		8,813,809

SEMI-CONDUCTORS & INSTRUMENTS — 7.3%
LSI	550,000	4,279,000
ON Semiconductor *	700,000	5,768,000

		10,047,000

TELECOMMUNICATION SERVICES — 2.2%
Vodafone Group ADR	100,000	2,995,000

TOTAL COMMON STOCK (Cost $97,197,209)		116,195,736

PREFERRED STOCK — 4.9%
AUTOMOTIVE — 4.9%
Porsche Automobil Holding (Cost $4,250,226)	80,000	6,802,815

SHORT-TERM INVESTMENT (A) — 2.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $2,865,657)	2,865,657	2,865,657

TOTAL INVESTMENTS — 91.1% (Cost $104,313,092) †		$125,864,208

PURCHASED EQUITY OPTIONS ††* — 8.5%
AUTOMOBILES — 1.7%
Daimler Call, Expires: 06/19/15, Strike Price: $30.00	800	$2,392,149

ENERGY & EQUIPMENT SERVICES — 2.3%
Halliburton Call, Expires: 01/17/15, Strike Price:$20.00	1,250	3,125,000

HOTELS, RESTAURANTS & LEISURE — 1.2%
Accor European Call, Expires: 06/19/15, Strike Price: $16.00	1,000	1,677,068
OIL, GAS & CONSUMABLE FUELS — 3.3%
Repsol European Call, Expires: 06/19/15, Strike Price: $15.00	2,500	1,151,640
Valero Energy Call, Expires: 01/17/15, Strike Price: $25.00	2,250	3,330,000

		4,481,640

TOTAL PURCHASED EQUITY OPTIONS (Cost $9,172,861)		$11,675,857

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2013 (Unaudited)

Percentages are based on Net Assets of $138,085,506.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Equity Swaps held by the Fund at July 31, 2013, were as follows:

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Occidental Petroleum	J.P. Morgan	06/25/2014	(1 Month LIBOR plus 0.40%)	90,000	$8,265,841	$(251,340)
Porsche Preferred	Goldman Sachs	10/23/2013- 03/25/2014	(1 Month LIBOR plus 0.50%)	80,000	6,580,169	222,646
Under Armour, Cl A	Goldman Sachs	02/21/2014	1 Month LIBOR plus 0.50%	(65,000)	(4,363,450)	(1,340,133)
United States Oil ETF	Goldman Sachs	07/10/2014	1 Month LIBOR plus 0.50%	(400,000)	(14,691,810)	(252,190)
Vodafone ADR	J.P. Morgan	11/26/2013	(1 Month LIBOR plus 0.40%)	200,000	5,922,000	68,000

						$(1,553,017)

ETF — Exchange Traded Fund

For the period ended July 31, 2013, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$116,195,736	$—	$—	$116,195,736
Preferred Stock	6,802,815	—	—	6,802,815
Short-Term Investment	2,865,657	—	—	2,865,657
Purchased Equity Options	11,675,857	—	—	11,675,857
Equity Swaps — Assets*	—	290,646	—	290,646

Total Investments in Securities	$137,540,065	$290,646	$—	$137,830,711

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps – Liabilities*	$—	$(1,843,663)	$—	$(1,843,663)

	$—	$(1,843,663)	$—	$(1,843,663)

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $104,313,092, and the unrealized appreciation and depreciation were $ 23,288,965 and $(1,737,849), respectively.

††	For period ended July 31, 2013, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2013 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value

AIR FREIGHT & LOGISTICS — 2.3%
Expeditors International of Washington	1,170	$47,174

BIOTECHNOLOGY — 2.7%
United Therapeutics *	730	54,633

BUSINESS SERVICES — 2.3%
Vantiv, Cl A *	1,800	46,962

CHEMICALS — 7.4%
Celanese, Cl A	1,050	50,463
Huntsman	2,870	51,717
Scotts Miracle-Gro, Cl A	990	49,748

		151,928

COMMERCIAL BANKS — 7.6%
Regions Financial	5,200	52,052
Umpqua Holdings	2,930	49,341
Zions Bancorporation	1,790	53,056

		154,449

CONSTRUCTION & ENGINEERING — 4.6%
KBR	1,415	44,261
URS	1,050	48,825

		93,086

CONSUMER FINANCE — 2.5%
AerCap Holdings *	2,850	49,932

CONTAINERS & PACKAGING — 2.4%
Greif, Cl A	890	49,235

ELECTRICAL EQUIPMENT — 2.7%
Rockwell Automation	570	55,204

ELECTRONICS EQUIPMENT — 2.6%
Jabil Circuit	2,350	54,026

ENERGY EQUIPMENT & SERVICES — 2.1%
Superior Energy Services *	1,660	42,529

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
CareFusion *	1,400	53,998

HOTELS RESTAURANTS & LEISURE — 2.3%
Darden Restaurants	960	47,088

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HOUSEHOLD DURABLES — 2.7%
Harman International Industries	890	$53,872

INSURANCE — 7.3%
Axis Capital Holdings	1,050	45,738
ING US	1,680	52,281
Reinsurance Group of America, Cl A	740	50,387

		148,406

INTERNET RETAIL — 2.4%
IAC	960	48,586

IT SERVICES — 4.5%
Global Payments	960	44,458
SAIC	3,100	47,399

		91,857

MACHINERY — 7.5%
Crane	840	51,156
SPX	640	48,903
Stanley Black & Decker	620	52,464

		152,523

MARINE — 2.4%
Kirby *	585	49,409

MEDICAL PRODUCTS & SERVICES — 2.4%
PerkinElmer	1,430	48,749

METALS & MINING — 2.4%
Allegheny Technologies	1,780	49,074

OIL, GAS & CONSUMABLE FUELS — 2.3%
Whiting Petroleum *	920	47,353

PHARMACEUTICALS — 2.6%
Endo Health Solutions *	1,390	53,459

PROFESSIONAL SERVICES — 5.0%
Dun & Bradstreet	480	49,743
Manpower	790	52,827

		102,570

ROAD & RAIL — 2.6%
Hertz Global Holdings *	2,090	53,525

SECURITY SERVICES — 2.4%
ADT	1,210	48,497

SEMI-CONDUCTORS & INSTRUMENTS — 4.6%
LSI	6,400	49,792

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SEMI-CONDUCTORS & INSTRUMENTS — continued
ON Semiconductor *	5,250	$43,260

		93,052

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch, Cl A	955	47,626

TOTAL COMMON STOCK (Cost $1,622,037)		1,988,802

SHORT-TERM INVESTMENT (A) — 7.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $145,760)	145,760	145,760

TOTAL INVESTMENTS — 104.7% (Cost $1,767,797) †		$2,134,562

Percentages are based on Net Assets of $2,039,411.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

As of July 31, 2013, all of the Fund’s investments were considered Level 1.

For the period ended July 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,767,797, and the unrealized appreciation and depreciation were $395,332 and $(28,567), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 3.9%
Bombardier, Cl B	6,110	$29,572
Honeywell International	379	31,450

		61,022

AUTOMOBILES — 4.0%
Daimler	460	31,828
Porsche Automobil Holding ADR	3,638	30,850

		62,678

CAPITAL MARKETS — 2.1%
Julius Baer Group Ltd. ADR	3,598	32,526

CHEMICALS — 5.6%
Asahi Kasei ADR	2,215	28,596
Celanese, Cl A	605	29,076
Koninklijke DSM ADR	1,710	30,011

		87,683

COMMERCIAL BANKS — 7.5%
Barclays ADR	1,640	28,667
DBS Group Holdings ADR	560	29,546
Itau Unibanco Holding ADR	2,276	29,019
Regions Financial	2,990	29,930

		117,162

COMPUTER SOFTWARE — 2.5%
Software ADR	960	7,209
Symantec	1,201	32,043

		39,252

CONSTRUCTION & ENGINEERING — 1.9%
KBR	945	29,560

CONSUMER FINANCE — 2.2%
Capital One Financial	508	35,062

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
Comcast, Cl A	700	31,556
Nippon Telegraph & Telephone ADR	1,120	28,202

		59,758

ELECTRICAL EQUIPMENT — 2.2%
Nidec ADR	1,690	34,273

ENERGY EQUIPMENT & SERVICES — 3.8%
Halliburton	665	30,051
Technip ADR	1,071	29,602

		59,653

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
CareFusion *	834	$32,167

HEALTH CARE PROVIDER & SERVICES — 4.1%
Aetna	525	33,689
Express Scripts Holding *	450	29,498

		63,187

HOTELS RESTAURANTS & LEISURE — 1.9%
Carnival, Cl A	820	30,365

HOUSEHOLD PRODUCTS — 1.8%
Procter & Gamble	345	27,704

INDUSTRIAL/MACHINERY — 2.0%
GEA Group ADR	755	31,589

INSURANCE — 10.9%
AXA ADR	1,455	31,908
ING US	1,190	37,033
MetLife	734	35,540
Sony Financial Holdings ADR	2,007	32,935
Willis Group Holdings	760	32,528

		169,944

INTERNET SOFTWARE & SERVICES — 1.9%
Google, Cl A *	34	30,178

MACHINERY — 3.7%
Komatsu Ltd. ADR	1,185	26,390
Stanley Black & Decker	370	31,309

		57,699

MEDIA — 2.0%
WPP ADR	340	30,631

OIL, GAS & CONSUMABLE FUELS — 4.6%
Devon Energy	155	8,527
Valero Energy	895	32,014
Whiting Petroleum *	600	30,882

		71,423

PHARMACEUTICALS — 4.2%
Roche Holding ADR	516	31,636
Shire ADR	315	34,445

		66,081

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Mitsubishi Estate ADR	1,005	25,416

ROAD & RAIL — 1.8%
Norfolk Southern	390	28,532

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SECURITY SERVICES — 1.8%
Secom ADR	2,065	$28,344

SEMI-CONDUCTORS & INSTRUMENTS — 3.9%
LSI	4,025	31,314
ON Semiconductor *	3,616	29,796

		61,110

TELECOMMUNICATION SERVICES — 5.7%
America Movil ADR, Ser L	1,405	29,477
Eutelsat Communications ADR *	4,052	28,891
Vodafone Group ADR	996	29,830

		88,198

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
LVMH Moet Hennessy Louis Vuitton ADR	855	30,977

TOTAL COMMON STOCK (Cost $1,224,119)		1,492,174

SHORT-TERM INVESTMENT (A) — 4.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $62,337)	62,337	62,337

TOTAL INVESTMENTS — 99.5% (Cost $1,286,456) †		$1,554,511

Percentages are based on Net Assets of $1,562,330.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of July 31, 2013, all of the Fund’s investments were considered Level 1.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,286,456, and the unrealized appreciation and depreciation were $278,455 and $(10,400), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013